LOANS TO JOINT VENTURES (Details 1) - Joint ventures where entity is venturer [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of joint ventures [line items]
Loss allowance previously written off recognised in profit or loss on changes in credit risk	$ (29)	$ 0
Amount recovered	29	0
Balance	$ 0	$ 0